Aug. 31, 2017

PIMCO Variable Insurance Trust

Supplement Dated August 31, 2017 to the
Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class and Class M
Prospectus, each dated April 28, 2017, each as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Unconstrained Bond Portfolio (the "Portfolio")

Effective October 2, 2017, the advisory fee for the Portfolio, stated as a percentage of the Portfolio's average daily net assets, will decrease by 0.05%. This advisory fee reduction will result in the Portfolio's Management Fees decreasing by 0.05% for each share class of the Portfolio. Accordingly, effective October 2, 2017, corresponding changes are made to the Portfolio's Annual Portfolio Operating Expenses table and the Expense Example following the table in the "Portfolio Summaries" section, and to the "Management of the Portfolios—Management Fees—Management Fee" and "Management of the Portfolios—Management Fees—Advisory Fee" sections.

PIMCO Variable Insurance Trust

Supplement Dated August 31, 2017 to the
PIMCO Unconstrained Bond Portfolio Administrative Class Prospectus, PIMCO Unconstrained
Bond Portfolio Institutional Class Prospectus, PIMCO Unconstrained Bond Portfolio Advisor Class
Prospectus and PIMCO Unconstrained Bond Portfolio Class M Prospectus, each dated April 28,
2017, each as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Unconstrained Bond Portfolio (the "Portfolio")

Effective October 2, 2017, the advisory fee for the Portfolio, stated as a percentage of the Portfolio's average daily net assets, will decrease by 0.05%. This advisory fee reduction will result in the Portfolio's Management Fees decreasing by 0.05% for each share class of the Portfolio. Accordingly, effective October 2, 2017, corresponding changes are made to the Portfolio's Annual Portfolio Operating Expenses table and the Expense Example following the table in the "Portfolio Summary" section, and to the "Management of the Portfolio—Management Fees" section.